--------------------------------------------------------------------------------
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                             [LOGO] EXCELSIOR FUNDS



                                   Tax-Exempt
                                  Fixed Income
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2001

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES.......................................   1
STATEMENTS OF OPERATIONS...................................................   2
STATEMENTS OF CHANGES IN NET ASSETS........................................   3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   4
PORTFOLIOS OF INVESTMENTS
  Long-Term Tax-Exempt Fund................................................   6
  Intermediate-Term Tax-Exempt Fund........................................   8
  Short-Term Tax-Exempt Securities Fund....................................  10
  New York Intermediate-Term Tax-Exempt Fund...............................  12
  California Tax-Exempt Income Fund........................................  14
NOTES TO FINANCIAL STATEMENTS..............................................  19

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-483-7297)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    P.O. Box 8529
    Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                                           New York
                                             Intermediate-  Short-Term   Intermediate-  California
                                Long-Term        Term       Tax-Exempt       Term       Tax-Exempt
                                Tax-Exempt    Tax-Exempt    Securities    Tax-Exempt      Income
                                   Fund          Fund          Fund          Fund          Fund
                               ------------  ------------- ------------  -------------  -----------
  ASSETS:
   Investments, at cost--see
    accompanying portfolios..  $120,961,974  $362,337,359  $114,082,308  $156,349,410   $56,966,259
                               ============  ============  ============  ============   ===========
   Investments, at value
    (Note 1)................   $122,236,046  $377,466,685  $115,251,220  $162,764,176   $59,102,544
   Cash.....................            --         39,041           --            --          4,226
   Interest receivable......      1,511,647     4,103,399     1,440,564     2,021,229       711,456
   Receivable for
    investments sold........      5,010,450    11,142,500           --            --            --
   Receivable for fund
    shares sold.............         49,838       598,499       380,169       999,842        78,419
   Prepaid expenses.........          1,393         6,908         5,248         3,959           210
                               ------------  ------------  ------------  ------------   -----------
   Total Assets.............    128,809,374   393,357,032   117,077,201   165,789,206    59,896,855
  LIABILITIES:
   Payable for dividends
    declared................        403,962     1,018,067       249,104       468,389       164,026
   Payable for fund shares
    redeemed................        474,626     1,578,453     1,559,807       366,028           105
   Payable for investments
    purchased...............            --     11,004,100           --            --        768,053
   Investment advisory fees
    payable (Note 2)........         60,725       119,312        29,304        55,293        37,701
   Administration fees
    payable (Note 2)........         14,192        89,334        10,959        22,015         6,794
   Administrative servicing
    fees payable (Note 2)...            414           --          2,201           142           615
   Director's fees payable
    (Note 2)................          1,217           102         1,626         2,157         1,646
   Due to custodian bank....         19,171           --            --          1,347           --
   Accrued expenses and
    other payables..........         39,081        28,714        36,882        34,647        49,518
                               ------------  ------------  ------------  ------------   -----------
   Total Liabilities........      1,013,388    13,838,082     1,889,883       950,018     1,028,458
                               ------------  ------------  ------------  ------------   -----------
  NET ASSETS................   $127,795,986  $379,518,950  $115,187,318  $164,839,188   $58,868,397
                               ============  ============  ============  ============   ===========
  NET ASSETS consist of:
   Undistributed
    (distribution in excess
    of) net investment
    income..................   $    101,434  $     78,109  $      1,094  $     (2,187)  $    14,754
   Accumulated net realized
    gain (loss) on
    investments.............     (4,751,910)    2,424,497       (39,055)   (1,812,694)       80,417
   Unrealized appreciation
    of investments..........      1,274,072    15,129,326     1,168,912     6,414,766     2,136,285
   Par value (Note 4).......         13,242        39,136        15,971        18,521         7,952
   Paid in capital in excess
    of par value............    131,159,148   361,847,882   114,040,396   160,220,782    56,628,989
                               ------------  ------------  ------------  ------------   -----------
   Total Net Assets.........   $127,795,986  $379,518,950  $115,187,318  $164,839,188   $58,868,397
                               ============  ============  ============  ============   ===========
  Shares of Common Stock
   Outstanding..............     13,241,784    39,135,719    15,970,595    18,520,657     7,952,012
  NET ASSET VALUE PER
   SHARE....................          $9.65         $9.70         $7.21         $8.90         $7.40
                                      =====         =====         =====         =====         =====

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)

                                                                       New York
                                           Intermediate- Short-Term  Intermediate- California
                               Long-Term       Term      Tax-Exempt      Term      Tax-Exempt
                               Tax-Exempt   Tax-Exempt   Securities   Tax-Exempt     Income
                                  Fund         Fund         Fund         Fund         Fund
                               ----------  ------------- ----------  ------------- ----------
  INVESTMENT INCOME:
   Interest income..........   $2,993,063   $ 7,800,680  $1,771,987   $3,382,437   $1,122,398
                               ----------   -----------  ----------   ----------   ----------
  EXPENSES:
   Investment advisory fees
   (Note 2).................      327,523       626,044     143,917      390,625      137,444
   Administration fees (Note
   2).......................       99,568       271,884      72,918      118,751       41,783
   Administrative servicing
   fees (Note 2)............       41,341       106,539      13,892       13,782       27,948
   Custodian Fees...........       16,637        45,788      13,053       20,454        6,936
   Shareholder servicing
   agent fees...............       17,675        11,691       5,464        5,380       12,602
   Legal and audit fees.....        6,101        12,855       3,559        5,807        8,496
   Shareholder reports......        5,744        23,831       4,109        5,907        4,201
   Registration and filing
   fees.....................       10,436         9,448       9,818        9,665       15,835
   Directors' fees and
   expenses (Note 2)........        3,303         7,422       1,584        3,443        2,585
   Amortization of
   organization costs (Note
   5).......................          --            --          --           --         3,153
   Miscellaneous expenes....        3,006         7,141       3,233        6,283        3,379
                               ----------   -----------  ----------   ----------   ----------
   Total Expenses...........      531,334     1,122,643     271,547      580,097      264,362
   Fees waived and
   reimbursed by investment
   adviser and
   administrators (Note 2)..      (47,612)     (143,224)    (25,605)     (33,528)    (126,910)
                               ----------   -----------  ----------   ----------   ----------
   Net Expenses.............      483,722       979,419     245,942      546,569      137,452
                               ----------   -----------  ----------   ----------   ----------
  NET INVESTMENT INCOME.....    2,509,341     6,821,261   1,526,045    2,835,868      984,946
                               ----------   -----------  ----------   ----------   ----------
  REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
   Net realized gain on
   security transactions....      638,308     5,056,079     782,008      197,683          --
   Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................     (299,821)      (34,264)     72,174    1,171,809      749,163
                               ----------   -----------  ----------   ----------   ----------
  Net realized and
  unrealized gain on
  investments...............      338,487     5,021,815     854,182    1,369,492      749,163
                               ----------   -----------  ----------   ----------   ----------
   Net increase in net
   assets resulting from
   operations...............   $2,847,828   $11,843,076  $2,380,227   $4,205,360   $1,734,109
                               ==========   ===========  ==========   ==========   ==========

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Statements of Changes in Net Assets

                                                                           New York
                                            Intermediate-   Short-Term   Intermediate-
                               Long-Term        Term        Tax-Exempt       Term        California
                               Tax-Exempt    Tax-Exempt     Securities    Tax-Exempt     Tax-Exempt
                                  Fund          Fund           Fund          Fund       Income Fund
                              ------------  -------------  ------------  -------------  ------------
  Six Months Ended September
   30, 2001 (Unaudited)
  Net investment income.....  $  2,509,341  $  6,821,261   $  1,526,045  $  2,835,868   $    984,946
  Net realized gain on
   investments..............       638,308     5,056,079        782,008       197,683            --
  Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................      (299,821)      (34,264)        72,174     1,171,809        749,163
                              ------------  ------------   ------------  ------------   ------------
  Net increase in net assets
   resulting from
   operations...............     2,847,828    11,843,076      2,380,227     4,205,360      1,734,109
  Distributions to
   shareholders from net
   investment income........    (2,449,492)   (6,812,916)    (1,524,828)   (2,838,055)      (983,730)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    (8,117,439)   33,318,434     30,996,278    19,051,180      3,513,435
                              ------------  ------------   ------------  ------------   ------------
  Net increase (decrease) in
   net assets...............    (7,719,103)   38,348,594     31,851,677    20,418,485      4,263,814
  NET ASSETS:
   Beginning of period......   135,515,089   341,170,356     83,335,641   144,420,703     54,604,583
                              ------------  ------------   ------------  ------------   ------------
   End of period (1)........  $127,795,986  $379,518,950   $115,187,318  $164,839,188   $ 58,868,397
                              ============  ============   ============  ============   ============
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $    101,434  $     78,109   $      1,094  $     (2,187)  $     14,754
                              ============  ============   ============  ============   ============
  Year Ended March 31, 2001
  Net investment income.....  $  5,222,491  $ 12,648,216   $  2,307,146  $  5,214,184   $  2,201,490
  Net realized gain (loss)
   on investments...........       233,736    (2,613,761)      (142,948)      535,842        125,285
  Change in unrealized
   appreciation/depreciation
   of investments during the
   year.....................     7,584,231    19,285,064      1,209,496     7,132,986      1,836,609
                              ------------  ------------   ------------  ------------   ------------
  Net increase in net assets
   resulting from
   operations...............    13,040,458    29,319,519      3,373,694    12,883,012      4,163,384
  Distributions to
   shareholders from net
   investment income........    (5,222,641)  (12,648,216)    (2,307,146)   (5,214,184)    (2,201,490)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....     5,699,750    31,827,613     28,043,278    10,373,697    (12,390,942)
                              ------------  ------------   ------------  ------------   ------------
  Net increase (decrease) in
   net assets...............    13,517,567    48,498,916     29,109,826    18,042,525    (10,429,048)
  NET ASSETS:
   Beginning of year........   121,997,522   292,671,440     54,225,815   126,378,178     65,033,631
                              ------------  ------------   ------------  ------------   ------------
   End of year (2)..........  $135,515,089  $341,170,356   $ 83,335,641  $144,420,703   $ 54,604,583
                              ============  ============   ============  ============   ============
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $     41,585  $     69,764   $       (123) $        --    $     13,538
                              ============  ============   ============  ============   ============

 --------


                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

 For a Fund share outstanding throughout each period.


                                                                                      Dividends   Distributions
                           Net Asset             Net Realized             Dividends  in Excess of   From Net
                            Value,      Net     and Unrealized Total From  From Net      Net      Realized Gain
                           Beginning Investment  Gain (Loss)   Investment Investment  Investment       on
                           of Period   Income   on Investments Operations   Income      Income     Investments
                           --------- ---------- -------------- ---------- ---------- ------------ -------------
  LONG-TERM TAX-EXEMPT FUND -- (2/5/86*)
   Year Ended March 31,
   1997...................   $9.53     $0.46        $ 0.03       $0.49      $(0.46)        --        $(0.13)
   1998...................    9.43      0.44          0.71        1.15       (0.43)        --         (0.12)
   1999...................   10.03      0.42          0.12        0.54       (0.42)        --         (0.28)
   2000...................    9.87      0.42         (0.82)      (0.40)      (0.42)        --         (0.06)
   2001...................    8.99      0.40          0.63        1.03       (0.40)        --           --
   Six Months Ended
   September 30, 2001
   (unaudited)............    9.62      0.19          0.02        0.21       (0.18)        --           --
  INTERMEDIATE-TERM TAX-EXEMPT FUND -- (12/3/85*)
   Year Ended March 31,
   1997...................   $9.12     $0.40           --        $0.40      $(0.41)        --           --
   1998...................    9.11      0.42        $ 0.37        0.79       (0.41)        --        $(0.01)
   1999...................    9.48      0.38          0.14        0.52       (0.35)     $(0.03)       (0.13)
   2000...................    9.49      0.37         (0.43)      (0.06)      (0.37)        --           --
   2001...................    9.06      0.38          0.51        0.89       (0.38)        --           --
   Six Months Ended
   September 30, 2001
   (unaudited)............    9.57      0.18          0.13        0.31       (0.18)        --           --
  SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1997...................   $7.05     $0.26        $(0.01)      $0.25      $(0.27)        --           --
   1998...................    7.03      0.27          0.08        0.35       (0.27)        --           --
   1999...................    7.11      0.26          0.06        0.32       (0.26)        --           --
   2000...................    7.17      0.25         (0.15)       0.10       (0.25)        --           --
   2001...................    7.02      0.28          0.13        0.41       (0.28)        --           --
   Six Months Ended
   September 30, 2001
   (unaudited)............    7.15      0.12          0.06        0.18       (0.12)        --           --
  NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND -- (5/31/90*)
   Year Ended March 31,
   1997...................   $8.44     $0.36        $ 0.01       $0.37      $(0.36)        --           --
   1998...................    8.45      0.35          0.34        0.69       (0.35)        --           --
   1999...................    8.79      0.33          0.12        0.45       (0.33)        --        $(0.11)
   2000...................    8.80      0.32         (0.37)      (0.05)      (0.32)        --         (0.09)
   2001...................    8.34      0.33          0.49        0.82       (0.33)        --           --
   Six Months Ended
   September 30, 2001
   (unaudited)............    8.83      0.16          0.07        0.23       (0.16)        --           --
  CALIFORNIA TAX-EXEMPT INCOME FUND -- (10/1/96*)
   Period ended March 31,
   1997...................   $7.00     $0.12        $(0.05)      $0.07      $(0.12)        --           --
   Year Ended March 31,
   1998...................    6.95      0.28          0.23        0.51       (0.28)        --           --
   1999...................    7.18      0.27          0.07        0.34       (0.27)        --           --
   2000...................    7.25      0.26         (0.18)       0.08       (0.26)        --           --
   2001...................    7.07      0.26          0.23        0.49       (0.26)        --           --
   Six Months Ended
   September 30, 2001
   (unaudited)............    7.30      0.13          0.10        0.23       (0.13)        --           --

  * Commencement of Operations
 (1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 (2) Not Annualized
 (3) Annualized
 (4) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                                  Ratio of    Ratio of
                                                     Net        Gross
                                                  Operating   Operating    Ratio of
                   Net Asset               Net    Expenses    Expenses       Net
                    Value,               Assets,     to          to       Investment
                      End                  End     Average     Average      Income    Portfolio    Fee
         Total        of     Total      of Period    Net         Net      to Average  Turnover   Waivers
     Distributions  Period   Return      (000's)   Assets     Assets(1)   Net Assets    Rate     (Note 2)
     ------------- --------- ------     --------- ---------   ---------   ----------  ---------  --------
        $(0.59)     $ 9.43    5.47%     $107,926    0.74%       0.81%        4.80%       125%     $0.01
         (0.55)      10.03   12.18%      149,535    0.74%       0.81%        4.40%        83%      0.01
         (0.70)       9.87    5.42%      182,447    0.76%       0.86%        4.17%        88%      0.01
         (0.48)       8.99   (4.01)%     121,998    0.75%       0.83%        4.54%        78%      0.01
         (0.40)       9.62   11.69%      135,515    0.77%       0.83%        4.33%        60%      0.01
         (0.18)       9.65    2.26%(2)   127,796    0.74%(3)    0.81%(3)     3.84%(3)     54%(3)    -- (4)
        $(0.41)     $ 9.11    4.58%     $244,050    0.58%       0.64%        4.56%        28%       --
         (0.42)       9.48    8.81%      271,016    0.58%       0.64%        4.47%        30%       --
         (0.51)       9.49    5.53%      323,988    0.58%       0.64%        3.95%        48%       --
         (0.37)       9.06   (0.58)%     292,671    0.57%       0.64%        4.06%        91%     $0.01
         (0.38)       9.57   10.07%      341,170    0.57%       0.64%        4.17%        84%      0.01
         (0.18)       9.70    3.31%(2)   379,519    0.55%(3)    0.63%(3)     3.82%(3)     92%(3)    -- (4)
        $(0.27)     $ 7.03    3.55%     $ 41,078    0.58%       0.65%        3.73%        87%       --
         (0.27)       7.11    5.01%       42,345    0.59%       0.65%        3.76%        58%       --
         (0.26)       7.17    4.51%       45,161    0.58%       0.65%        3.58%        47%       --
         (0.25)       7.02    1.39%       54,226    0.56%       0.63%        3.54%       130%       --
         (0.28)       7.15    5.94%       83,336    0.58%       0.65%        3.97%        42%       -- (4)
         (0.12)       7.21    2.47%(2)   115,187    0.51%(3)    0.57%(3)     3.19%(3)     84%(3)    -- (4)
        $(0.36)     $ 8.45    4.46%     $102,252    0.72%       0.75%        4.25%        89%       --
         (0.35)       8.79    8.35%      131,294    0.71%       0.74%        4.08%        47%       --
         (0.44)       8.80    5.16%      154,827    0.73%       0.75%        3.75%        65%       --
         (0.41)       8.34   (0.51)%     126,378    0.73%       0.75%        3.82%        64%       --
         (0.33)       8.83   10.02%      144,421    0.73%       0.75%        3.90%        39%       -- (4)
         (0.16)       8.90    2.65%(2)   164,839    0.70%(3)    0.74%(3)     3.64%(3)     15%(3)    -- (4)
        $(0.12)     $ 6.95    2.12%(2)  $ 13,232    0.66%(3)    1.53%(3)     3.69%(3)      7%(3)  $0.03
         (0.28)       7.18    7.42%       32,566    0.50%       1.24%        3.90%        14%      0.05
         (0.27)       7.25    4.74%       64,911    0.50%       1.08%        3.65%         5%      0.04
         (0.26)       7.07    1.13%       65,034    0.50%       0.95%        3.67%        16%      0.03
         (0.26)       7.30    7.09%       54,605    0.50%       0.97%        3.69%         6%      0.03
         (0.13)       7.40    3.20%(2)    58,868    0.50%(3)    0.96%(3)     3.59%(3)    -- %(3)   0.02


                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Long-Term Tax-Exempt Fund




 Principal                                                             Value
   Amount                                                             (Note 1)
 ----------                                                         ------------

 TAX-EXEMPT SECURITIES -- 91.16%
 $5,000,000 Chicago, Illinois, General Obligation Bonds, (FGIC),
            5.250%,  01/01/2028..................................     $4,999,600
  5,000,000 Colorado Springs, Colorado Utilities, Revenue Bonds,
            Series A, 5.000%, 11/15/2029.........................      4,875,000
  5,000,000 Cook County, Illinois, General
            Obligation Bonds, Series A, (FGIC), 5.125%,
            11/15/2026...........................................      4,919,900
  5,000,000 Florida State Board of Education Capital Outlay
            General Obligation Bonds, Series A, 5.000%,
            06/01/2027...........................................      4,900,500
  5,000,000 Florida State Turnpike Authority Revenue Bonds,
            Series B, (FGIC), 5.000%, 07/01/2027.................      4,900,300
  5,000,000 Fulton County, Georgia, Water & Sewer Revenue Bonds,
            (FGIC), 4.750%, 01/01/2028...........................      4,679,400
  5,000,000 Hennepin County, Minnesota,
            General Obligation Bonds, Series B, 2.150%,
            12/01/2020+..........................................      5,000,000
  5,000,000 Keller, Texas, Independent School
            District General Obligation Bonds, 4.875%,
            08/15/2031...........................................      4,668,650
  5,000,000 Long Island Power Authority, New York, Electric
            System Revenue Bonds, Series A, (MBIA),
            5.250%, 12/01/2026...................................      5,030,750
  5,000,000 Louisville & Jefferson County, Kentucky, Revenue
            Bonds, Series A, (FGIC),
            4.750%, 05/15/2028...................................      4,650,200
  5,000,000 Massachusetts State Port Authority Revenue Bonds,
            Series A, 5.000%, 07/01/2027.........................      4,736,450
  5,000,000 Massachusetts State Turnpike Authority, Metropolitan
            Highway Systems Revenue Bonds, Series A, (AMBAC),
            5.250%, 01/01/2029...................................      5,022,850
  5,000,000 New Jersey Health Care Facilities Financing Authority
            Revenue Bonds, St. Barnabas Health Center, Series B,
            (MBIA), 4.750%, 07/01/2028...........................      4,717,900

 Principal                                                             Value
   Amount                                                             (Note 1)
 ----------                                                         ------------

 TAX-EXEMPT SECURITIES -- (continued)
 $5,000,000 New York City, New York, Metropolitan Transportation
            Authority Revenue Bonds, Commuter Facilities Project,
            Series B, (FGIC),
            4.750%, 07/01/2026...................................     $4,708,300
  5,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds, Series
            A, (AMBAC), 5.125%, 06/15/2021.......................      5,020,700
  5,000,000 New York City, New York, Transitional Financing
            Authority Revenue Bonds, Future Tax Secured, Series
            C, 4.750%, 05/01/2023................................      4,691,550
  5,000,000 New York State Dormitory Authority, New York &
            Presbyterian Hospital Revenue Bonds, (AMBAC),
            4.750%, 08/01/2027...................................      4,655,000
  6,000,000 New York State Power Authority Revenue Bonds, Series
            4, (FSA), 2.400%, 02/15/2025+........................      6,000,000
  5,000,000 Port Seattle, Washington, Revenue Bonds, Series A,
            (FGIC), 5.500%, 10/01/2022...........................      5,122,300
  6,000,000 Texas State Transportation Trust Receipt General
            Obligation Bonds, Series N14, 2.450%, 08/29/2002+....      6,000,000
  6,000,000 Uinta County, Wyoming, Pollution Control Authority
            Revenue Bonds, Amoco Project, 2.650%, 07/01/2026+....      6,000,000
  5,000,000 Utah State, Board of Regents,
            University of Utah Auxiliary & Campus Revenue Bonds,
            Series A, (MBIA), 4.750%, 04/01/2025.................      4,664,700
  5,000,000 Washington State, General Obligation Bonds, Series C,
            (FSA), 5.250%, 01/01/2026............................      5,037,500

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Long-Term Tax-Exempt Fund -- (continued)




 Principal                                                            Value
   Amount                                                            (Note 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $1,500,000 Washington State, Public Power Supply System Revenue
            Bonds, Nuclear Project No. 2,
            Series 2A-1, (MBIA), 2.300%, 07/01/2012+............   $  1,500,000
                                                                   ------------
                                                                    116,501,550
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 3.13%
            MORGAN GUARANTY TRUST
            ---------------------
  4,000,000 Maricopa County, Arizona,
            Pollution Control Authority
            Revenue Bonds, Series B, 2.600%, 05/01/2029+........      4,000,000
                                                                   ------------
   Shares
 ----------

 OTHER INVESTMENTS -- 1.36%
 1,734,496  Dreyfus Tax Exempt Cash Fund........................      1,734,496
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $120,961,974*).....................................  95.65% $122,236,046
OTHER ASSETS AND LIABILITIES
 (NET)....................................................   4.35     5,559,940
                                                           ------  ------------
NET ASSETS................................................ 100.00% $127,795,986
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA --Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 2001, approximately, 24% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of it public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Intermediate-Term Tax-Exempt Fund




  Principal                        Value
   Amount                         (Note 1)
 -----------                    ------------

 TAX-EXEMPT SECURITIES -- 94.36%

 $10,000,000 Alabama State
             Public School &
             College
             Authority,
             Capital
             Improvement
             Revenue Bonds,
             Series D,
             (FGIC),
             5.750%,
             08/01/2010......    $11,268,400
  10,000,000 Arizona State
             Salt River
             Project,
             Agricultural
             Improvement &
             Power District
             Revenue Bonds,
             Series C,
             6.500%,
             01/01/2009......     11,633,200
  10,000,000 Arizona State
             Transportation
             Board Highway
             Revenue Bonds,
             Series A,
             6.000%,
             07/01/2008......     11,335,600
  10,000,000 Chicago,
             Illinois,
             General
             Obligation
             Bonds, Series A,
             (FGIC),
             5.000%,
             01/01/2008......     10,632,300
  10,000,000 Chicago,
             Illinois,
             Metropolitan
             Water
             Reclamation
             District
             Authority
             General
             Obligation
             Bonds, Series A,
             5.250%,
             12/01/2010......     10,912,500
   4,800,000 Clark County,
             Nevada, School
             District General
             Obligation
             Bonds, Series A,
             (FSA),
             2.600%,
             06/15/2021+.....      4,800,000
  10,000,000 Colorado
             Springs,
             Colorado,
             Utilities
             Revenue Bonds,
             Series A,
             5.250%,
             11/15/2010......     10,925,000
  10,000,000 Connecticut
             State Special
             Tax Obligation
             Revenue Bonds,
             Transportation
             Infrastructure,
             Series A,
             (FGIC),
             5.500%,
             10/01/2010......     11,139,800
  10,000,000 Connecticut
             State Special
             Tax Obligation
             Revenue Bonds,
             Transportation
             Infrastructure,
             Series B, (FSA),
             5.375%,
             10/02/2010......     11,004,100
  10,000,000 Florida State
             Division Board
             Finance
             Department,
             General Services
             Revenue Bonds,
             Series A,
             Department of
             Environmental
             Protection-
             Preservation
             2000, (FGIC),
             5.375%,
             07/01/2010......     10,959,900
  10,000,000 Georgia State
             General
             Obligation
             Bonds, Series C,
             6.500%,
             04/01/2010......     11,801,300
  10,000,000 Grand River Dam,
             Oklahoma,
             Revenue Bonds,
             (AMBAC), 6.250%,
             06/01/2011......     11,674,200

  Principal                             Value
   Amount                              (Note 1)
 -----------                         ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $10,000,000 Houston, Texas,
             Public
             Improvement
             General
             Obligation
             Bonds, Series A,
             (FSA),
             5.500%,
             03/01/2010......         $10,987,500
  12,000,000 Indiana State
             Office Building
             Community
             Facilities
             Revenue Bonds,
             Miami
             Correctional
             Facility,
             Series II-A,
             2.300%,
             07/01/2022+.....          12,000,000
  10,000,000 Jefferson
             County,
             Colorado, School
             District General
             Obligation
             Bonds, (MBIA),
             6.500%,
             12/15/2011......          12,039,100
  10,000,000 Kentucky State
             Property &
             Buildings
             Commission
             Revenue Bonds,
             Project No. 69,
             Series A, (FSA),
             5.250%,
             08/01/2009......          10,930,800
  10,000,000 Kentucky State
             Property &
             Buildings
             Commission
             Revenue Bonds,
             Project No. 69,
             Series A, (FSA),
             5.250%,
             08/01/2010......          10,925,000
  10,000,000 Kentucky State
             Turnpike
             Authority,
             Economic
             Development Road
             Revitalization
             Projects Revenue
             Bonds, (AMBAC),
             5.500%, 07/01/2008...     11,040,000
   7,000,000 Lincoln County,
             Wyoming,
             Pollution
             Control
             Authority
             Revenue Bonds,
             Exxon Project,
             2.600%,
             08/01/2015+.....           7,000,000
  10,000,000 Massachusetts
             State Water
             Resource
             Authority
             Revenue Bonds,
             Series D,
             (MBIA), 5.500%,
             08/01/2009......          11,076,900
  10,000,000 New Jersey State
             General
             Obligation
             Bonds, Series D,
             6.000%,
             02/15/2011......          11,566,000
  10,000,000 New Jersey State
             Transportation
             Trust Fund
             Authority,
             Transportation
             Systems Revenue
             Bonds, Series A,
             5.250%,
             06/15/2011......          10,928,900
  10,000,000 New Jersey State
             Transportation
             Trust Fund
             Authority,
             Transportation
             Systems Revenue
             Bonds, Series B,
             (MBIA), 6.500%,
             06/15/2011......          11,975,100
  10,000,000 New Jersey State
             Turnpike
             Authority Revenue
             Bonds,
             Series A, (MBIA),
             5.750%,
             01/01/2010......          11,277,900

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Intermediate-Term Tax-Exempt Fund -- (continued)




  Principal                            Value
   Amount                             (Note 1)
 -----------                        ------------

 TAX-EXEMPT SECURITIES --
  (continued)

 $10,000,000 New York State
             Dormitory
             Authority, State
             University
             Educational
             Facilities
             Revenue Bonds,
             Series B, (FSA),
             5.250%,
             05/15/2011......       $ 10,914,200
  10,000,000 Ohio State
             Higher Education
             Capital Facilities
             Revenue
             Bonds, Series
             II-A,
             5.500%,
             12/01/2008......         11,076,400
  12,800,000 Oregon State
             General
             Obligation
             Bonds, Series 73
             H, 2.100%,
             12/01/2019+.....         12,800,000
  12,000,000 Pennsylvania
             State Higher
             Educational Facility
             Authority
             Revenue Bonds,
             Carnegie
             Mellon University
             Project,
             Series B,
             2.700%,
             11/01/2027+.....         12,000,000
  10,000,000 Texas State
             General
             Obligation
             Bonds, Series A,
             6.000%,
             10/01/2009......         11,452,600
   8,000,000 Texas State
             Transportation
             Trust Receipt
             General
             Obligation
             Bonds, Series
             N14, 2.450%,
             08/29/2002+.....          8,000,000
  10,000,000 Texas State
             Lower Colorado
             River Authority
             Revenue Bonds,
             Series B, (FSA),
             6.000%,
             05/15/2010......         11,319,200
  10,000,000 Washington State
             Motor Vehicle
             Fuel Tax General
             Obligation
             Bonds, Series B,
             5.000%,
             09/01/2008......         10,712,500
  10,000,000 Wisconsin State
             Revenue Notes,
             Series N15,
             2.450%,
             06/17/2002+.....         10,000,000
                                    ------------
                                     358,108,400
                                    ------------
 TAX-EXEMPT SECURITIES --
  BACKED BY LETTERS OF
 CREDIT -- 4.16%
             BAYERISCHE
             ----------
  15,800,000 Chicago,
             Illinois, O'Hare
             International
             Airport Revenue
             Bonds, American
             Airlines
             Project,
             2.900%,
             12/01/2017+.....         15,800,000
                                    ------------

                                   Value
   Shares                         (Note 1)
 -----------                    ------------

 OTHER INVESTMENTS -- 0.94%
   3,558,285 Dreyfus Tax
             Exempt Cash
             Fund............   $  3,558,285
                                ------------

 TOTAL INVESTMENTS
 (Cost                  99.46%
 $362,337,359*)......          $377,466,685
 OTHER ASSETS AND
 LIABILITIES (NET)...    0.54     2,052,265
                       ------  ------------
 NET ASSETS..........  100.00% $379,518,950
                       ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 2001, approximately, 12%, 11%, and 10% of the net assets are invested in New Jersey, Texas, and Illinois municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Short-Term Tax-Exempt Securities Fund




 Principal                                                              Value
   Amount                                                             (Note 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- 82.49%
 $5,000,000 Alabama State General Obligation Bonds, Series A,
            5.500%, 10/01/2003....................................    $5,296,100
  4,000,000 Arapahoe County, Colorado, School District No. 005
            Cherry Creek Authority General Obligation Bonds,
            Series A,
            5.250%, 12/15/2002....................................     4,140,000
  4,000,000 Austin, Texas, Public Improvement General Obligation
            Bonds,
            5.000%, 09/01/2002....................................     4,101,880
  4,000,000 Colorado Springs, Colorado Utilities Revenue Bonds,
            Series A,
            4.500%, 11/15/2002....................................     4,100,000
  4,000,000 Florida State Board of Education Lottery Revenue
            Bonds, Series A, (FGIC),
            5.250%, 07/01/2002....................................     4,090,640
  4,000,000 Indiana University Revenue Bonds, Student Fee, Series
            K,
            5.500%, 08/01/2002....................................     4,107,560
  4,000,000 Jacksonville, Florida, Electric Authority Revenue
            Bonds, Series B,
            5.000%, 10/01/2002....................................     4,107,960
  3,000,000 Klein, Texas, Independent School District General
            Obligation Bonds,
            5.000%, 08/01/2002....................................     3,069,450
  3,000,000 Maryland State General Obligation Bonds, State & Local
            Facilities Loan, 2nd Series,
            5.000%, 07/15/2002....................................     3,066,660
  3,000,000 Massachusetts State General Obligation Bonds, Series
            B,
            4.750%, 05/01/2003....................................     3,112,500
  2,000,000 Metropolitan Government Nashville & Davidson County,
            Tennessee, General Obligation Bonds, Series A,
            5.125%, 11/15/2002....................................     2,061,880
  4,000,000 Minnesota State General Obligation Bonds,
            5.000%, 11/01/2002....................................     4,121,600
  2,000,000 Mississippi State General Obligation Bonds, Series E,
            5.000%, 09/01/2002....................................     2,051,120
  4,000,000 Nebraska State, Public Power Distribution Revenue
            Bonds, Nuclear Facility Project,
            5.500%, 07/01/2002....................................     4,093,800

 Principal                                                              Value
   Amount                                                             (Note 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $3,000,000 New Hampshire Municipal Bond Bank General Obligation
            Bonds, Series B, (FSA)
            5.000%, 08/15/2012....................................    $3,072,960
  2,000,000 New Hampshire Municipal Bond Bank Revenue Bonds,
            Series A, (AMBAC)
            5.250%, 08/15/2002....................................     2,052,900
  2,000,000 New Jersey State General Obligation Bonds, Series D,
            5.400%, 02/15/2003....................................     2,082,340
 10,000,000 New Jersey State Transportation Trust Fund Revenue
            Bonds, Transportation Systems, Series A, 4.000%,
            06/15/2003............................................    10,262,500
  2,000,000 New Mexico State Severance Tax Revenue Bonds, Series
            B,
            4.750%, 07/01/2003....................................     2,077,320
  4,000,000 Pennsylvania State General Obligation Bonds, 1st
            Series,
            5.000%, 01/15/2003....................................     4,132,040
  2,000,000 Salt River Project, Arizona Agricultural Improvement &
            Power Distribution Electric Systems Revenue Bonds,
            Series A,
            5.400%, 01/01/2004....................................     2,112,720
  2,000,000 Shelby County, Tennessee General Obligation Bonds,
            Series A,
            6.750%, 04/01/2003....................................     2,126,360
  6,000,000 South Carolina State Public Service Authority Revenue
            Bonds, Series A,
            5.000%, 01/01/2003....................................     6,192,900
  2,000,000 South Carolina, State Capital Improvement General
            Obligation Bonds, Series B,
            5.750%, 08/01/2002....................................     2,058,860
  2,000,000 University of Texas, University Financing Systems
            Revenue Bonds, Series A,
            6.000%, 08/15/2002....................................     2,065,000
  5,000,000 Utah State General Obligation Bonds,
            5.500%, 07/01/2003....................................     5,254,615
                                                                     -----------
                                                                      95,011,665
                                                                     -----------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 6.08%
            BANK OF AMERICA
            ---------------
  3,000,000 Raleigh Durham, North Carolina, Airport Authority
            Revenue Bonds, American Airlines Project, Series A,
            2.750%, 11/01/2015+...................................     3,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Short-Term Tax-Exempt Securities Fund -- (continued)




 Principal                                                            Value
   Amount                                                            (Note 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (continued)
            BAYERISCHE
            ----------
 $4,000,000 Chicago, Illinois, O'Hare International Airport
            Revenue Bonds, American Airlines Project, Series C,
            2.900%, 12/01/2017+..................................  $  4,000,000
                                                                   ------------
                                                                      7,000,000
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTs -- 8.64%
  4,000,000 Orange County, Florida, Tourist Development Tax
            Revenue Bonds, Series B, (AMBAC), 6.000%, 10/01/2021
            (Prerefunded 10/01/2002 @ 100).......................     4,153,520
  2,000,000 Texas State General Obligation Bonds, Parks and
            Wildlife Department Project, 5.600%, 10/01/2004
            (Prerefunded 10/01/2002 @ 100).......................     2,067,920
  3,500,000 University of Cincinnati, Ohio, General Revenue
            Bonds, Series O, 6.300%, 06/01/2012
            (Prerefunded 12/01/2002 @ 102).......................     3,731,735
                                                                   ------------
                                                                      9,953,175
                                                                   ------------
 Shares
 ------
 OTHER INVESTMENTS -- 2.85%
  1,447,481 Dreyfus Tax Exempt Cash Fund.........................     1,447,481
  1,838,899 Provident Tax-Exempt Municipal Fund..................     1,838,899
                                                                   ------------
                                                                      3,286,380
                                                                   ------------

TOTAL INVESTMENTS
(Cost             100.06%
$114,082,308*)...         $115,251,220
OTHER ASSETS AND
LIABILITIES
(NET)............  (0.06)      (63,902)
                  ------  ------------
NET ASSETS....... 100.00% $115,187,318
                  ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2001, approximately, 15% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2001, approximately, 11%, 11%, and 10% of the net assets are invested in Florida, New Jersey, and Texas municipal securities, respectively. Economic changes affecting the state and certain of it public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- 82.87%
 $ 5,000,000 Hempstead Township, New York, General Obligation
             Bonds, (AMBAC),
             5.500%, 02/15/2006..................................   $5,456,450
  10,000,000 Long Island Power Authority, New York Electric
             Authority Revenue Bonds, Series A, (AMBAC),
             5.500%, 12/01/2009..................................   11,064,400
   5,000,000 Metropolitan Transportation Authority of New York,
             Transportation Facilities Revenue Bonds, Series A,
             (FGIC),
             5.000%, 04/01/2010..................................    5,319,200
  10,000,000 Metropolitan Transportation Authority of New York,
             Transportation Facilities Revenue Bonds, Series A,
             (FGIC),
             5.250%, 04/01/2011..................................   10,714,900
   5,000,000 Metropolitan Transportation Authority of New York,
             Transportation Facilities Revenue Bonds, Series M,
             (FGIC),
             5.500%, 07/01/2008..................................    5,510,600
   5,000,000 Nassau County, New York, Interim Finance Authority
             Revenue Bonds, Series A, (MBIA),
             5.750%, 11/15/2011..................................    5,634,200
   5,000,000 New York City, Municipal Assistance Authority
             Revenue Bonds, Series G,
             6.000%, 07/01/2006..................................    5,578,800
  10,000,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Series A,
             5.250%, 08/15/2009..................................   10,678,000
  10,000,000 New York City, New York, Transitional Finance
             Authority, Series C,
             5.500%, 02/01/2009..................................   10,887,500
   5,000,000 New York State and Local Government Assistance
             Authority Revenue Bonds, Series A, (FGIC),
             5.000%, 04/01/2009..................................    5,324,350
   5,000,000 New York State Dormitory Authority, Columbia
             University Revenue Bonds, Series A,
             5.750%, 07/01/2008..................................    5,597,050

  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (continued)
 $ 5,000,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds,
             5.125%, 07/01/2006..................................     $5,411,150
   5,000,000 New York State Environmental Facilities Authority
             Revenue Bonds, Series E, (MBIA),
             5.500%, 06/15/2007..................................      5,504,250
  10,000,000 New York State Power Authority Revenue Bonds, Series
             A,
             5.000%, 02/15/2007..................................     10,702,500
   5,000,000 New York State Thruway Authority Revenue Bonds,
             Series C, (FGIC),
             5.500%, 04/01/2008..................................      5,485,100
   5,000,000 New York State Urban Development Revenue Bonds,
             Correctional Facilities, Series A,
             6.500%, 01/01/2010..................................      5,820,500
   5,000,000 Puerto Rico Electric Power Authority Revenue Bonds,
             Series BB, (MBIA),
             6.000%, 07/01/2011..................................      5,835,250
   5,000,000 Suffolk County, New York, Industrial Development
             Agency Revenue Bonds, (FGIC),
             6.000%, 02/01/2008..................................      5,613,250
  10,000,000 Triborough Bridge & Tunnel Authority Revenue Bonds,
             Series A, (FGIC),
             5.250%, 01/01/2014..................................     10,468,200
                                                                    ------------
                                                                     136,605,650
                                                                    ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 9.22%
             MORGAN GUARANTY TRUST
             ---------------------
   7,190,000 New York State Energy, Research and Development
             Authority Revenue Bonds, Electric & Gas, Series C,
             2.650%, 06/01/2029+.................................      7,190,000
             WESTDEUTSCHE LANDESBANK
             -----------------------
   8,000,000 Long Island, New York Power Authority Revenue Bonds,
             New York Electric System, Series 3B,
             2.600%, 05/01/2033+.................................      8,000,000
                                                                    ------------
                                                                      15,190,000
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 3.47%
 $5,000,000  New York City, New York, Municipal Water Finance
             Authority Revenue Bonds, Series B,
             6.250%, 06/15/2020 (Prerefunded 06/15/2006 @ 101)...  $  5,726,900
                                                                   ------------
   Shares
 -----------
 OTHER INVESTMENTS -- 3.18%
  5,241,626  Provident Institutional New York Money Fund.........     5,241,626
                                                                   ------------

TOTAL INVESTMENTS
(Cost $156,349,410*)......................................  98.74% $162,764,176
OTHER ASSETS AND LIABILITIES (NET)........................   1.26     2,075,012
                                                           ------  ------------
NET ASSETS................................................ 100.00% $164,839,188
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2001, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2001, approximately, 95% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of it public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
California Tax-Exempt Income Fund




 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- 79.29%
 $  595,000 Berkeley, California, Unified School District,
            General Obligation Bonds, (FGIC),
            4.375%, 08/01/2006...................................   $   630,670
    605,000 Beverly Hills, California, Public Financing Authority
            Revenue Bonds, Series A, (MBIA),
            4.000%, 06/01/2002...................................       611,534
    250,000 Burbank, California, Unified School District, General
            Obligation Bonds, (FGIC),
            4.100%, 08/01/2003...................................       257,775
     35,000 California Educational Facilities Authority, Santa
            Clara University Revenue Bonds, (MBIA),
            4.900%, 09/01/2006...................................        37,965
    750,000 California Educational Facilities Authority, Stanford
            University Revenue Bonds, Series R,
            5.000%, 11/01/2011...................................       816,562
    225,000 California Health Facilities Financing Authority
            Revenue Bonds, Cedars-Sinai Medical Center, Series A,
            (MBIA),
            4.250%, 08/01/2003...................................       232,189
    275,000 California State Department of Transportation,
            Certificates of Participation, Series A, (MBIA),
            4.400%, 03/01/2004...................................       285,835
  1,000,000 California State Department of Water Resources
            Central Valley Project Revenue Bonds, Series T,
            5.000%, 12/01/2011...................................     1,068,990
    500,000 California State Department of Water Resources
            Central Valley Project Revenue Bonds, Series U,
            4.000%, 12/01/2006...................................       521,780
    250,000 California State Public Works Board, Lease Revenue
            Bonds, Department of Corrections, Series D, (MBIA),
            4.850%, 09/01/2008...................................       270,075
    700,000 California State Public Works Board, Lease Revenue
            Bonds, Department of Health Services, Series A,
            4.350%, 11/01/2003...................................       720,741
    750,000 California State, General Obligation Bonds,
            6.250%, 04/01/2008...................................       857,190
    750,000 California State, General Obligation Bonds, (MBIA),
            7.500%, 10/01/2007...................................       911,857
    315,000 Central Coast, Water Authority, California, Revenue
            Bonds, State Water Project, Series A, (AMBAC),
            6.000%, 10/01/2005...................................       351,833

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (continued)
 $  550,000 Central Valley School District Financing Authority,
            California, Revenue Bonds, School District Project,
            Series A, (MBIA),
            5.850%, 08/01/2004...................................   $   596,057
  1,000,000 Central Valley School District Financing Authority,
            California, Revenue Bonds, School District Project,
            Series A, (MBIA),
            6.150%, 08/01/2009...................................     1,162,910
    545,000 Chino Basin, California, Regional Financing Authority
            Municipal Water District Sewer System Project,
            (AMBAC),
            7.000%, 08/01/2005...................................       623,671
    350,000 Contra Costa County, California, Certificates of
            Participation, Capital Projects, (AMBAC),
            4.625%, 02/01/2007...................................       371,945
  1,000,000 Contra Costa, California, Transportation Authority
            Revenue Bonds, Series A, (FGIC),
            6.000%, 03/01/2004...................................     1,076,500
    550,000 Contra Costa, California, Transportation Authority
            Revenue Bonds, Series A, (FGIC),
            6.000%, 03/01/2007...................................       622,149
  1,000,000 Contra Costa, California, Transportation Authority
            Revenue Bonds, Series A, (FGIC),
            6.000%, 03/01/2008...................................     1,140,570
    750,000 East Bay, California, Regional Park District
            Authority General Obligation Bonds,
            5.000%, 09/01/2007...................................       814,582
    250,000 Escondido, California, Unified School District
            General Obligation Bonds, Series A, (FGIC),
            5.000%, 09/01/2008...................................       272,355
    155,000 Fresno, California, Sewer Revenue Bonds, Series A-1,
            (AMBAC),
            4.800%, 09/01/2006...................................       167,428
    750,000 Glendale, California, Unified School District General
            Obligation Bonds, Series D, (MBIA),
            4.500%, 09/01/2013...................................       769,688
    695,000 Golden West Schools Financing Authority, California,
            Revenue Bonds, School District Project, Series A,
            (MBIA),
            6.200%, 02/01/2003...................................       729,284
    200,000 Industry California, Urban Development Agency, Tax
            Allocation Bonds, (MBIA),
            4.300%, 05/01/2002...................................       202,234

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 201 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




 Principal                                                              Value
   Amount                                                             (Note 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- (continued)
   $745,000 Los Altos, California, School District General
            Obligation Bonds, Series A, (FSA),
            5.000%, 08/01/2006....................................      $810,426
    500,000 Los Angeles, California, Unified School District
            General Obligation Bonds, Series A, (FGIC),
            4.400%, 07/01/2003....................................       517,405
    300,000 Los Angeles County, California, Public Works Financing
            Authority, Revenue Bonds, Regional Park & Open Space
            District, Series A,
            5.250%, 10/01/2005....................................       326,646
    655,000 Los Angeles County, California, Public Works Financing
            Authority, Revenue Bonds, Regional Park & Open Space
            District, Series A,
            5.000%, 10/01/2004....................................       698,053
    200,000 Los Angeles County, California, Public Works Financing
            Authority, Lease Revenue Bonds, Series A, (MBIA),
            6.000%, 09/01/2003....................................       213,560
    250,000 Los Angeles, California, Certificates of
            Participation, Municipal Improvement Project, (AMBAC),
            4.500%, 12/01/2001....................................       250,880
    150,000 Los Angeles, California, Municipal Improvement Revenue
            Bonds, Series A, (FSA),
            4.875%, 02/01/2006....................................       161,140
    400,000 Los Angeles, California, Municipal Improvement Revenue
            Bonds, Series B, (AMBAC),
            4.300%, 02/01/2004....................................       414,332
    500,000 Los Angeles, California, Department of Airports
            Revenue Bonds, Series A, (FGIC),
            6.000%, 05/15/2005....................................       550,490
    750,000 Los Angeles, California, Municipal Improvement Revenue
            Bonds, Series B, (AMBAC),
            4.600%, 02/01/2006....................................       797,392
    230,000 Los Angeles County, California, Schools Regionalized
            Business Services Certificates of Participation, Local
            Educational Agencies, Series B, (MBIA),
            4.400%, 07/01/2003....................................       238,006
    400,000 Los Angeles, California, State Building Authority
            Revenue Bonds, State of California Department of
            General Services, Series A,
            5.600%, 05/01/2004....................................       427,144

 Principal                                                              Value
   Amount                                                             (Note 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- (continued)
 $1,000,000 Los Angeles, California, Wastewater System Revenue
            Bonds, Series A, (FGIC),
            5.500%, 06/01/2010....................................    $1,120,490
  1,000,000 Marin, California, Municipal Water District, Revenue
            Bonds,
            5.250%, 07/01/2005....................................     1,060,740
    500,000 Metropolitan Water District of Southern California,
            General Obligation Bonds, Series A,
            5.250%, 03/01/2008....................................       549,845
  1,000,000 Metropolitan Water District of Southern California,
            Revenue Bonds,
            5.750%, 07/01/2009....................................     1,137,170
    400,000 Metropolitan Water District of Southern California,
            Revenue Bonds, Series A,
            7.000%, 07/01/2002....................................       413,504
    250,000 Metropolitan Water District of Southern California,
            Revenue Bonds, Series A,
            4.250%, 07/01/2003....................................       258,052
    200,000 Metropolitan Water District of Southern California,
            Revenue Bonds, Series B, (MBIA),
            5.250%, 07/01/2007....................................       220,466
    975,000 Modesto, California, Irrigation District Financing
            Authority Revenue Bonds, Series A, (MBIA),
            5.450%, 10/01/2007....................................     1,085,916
    350,000 M-S-R Public Power Agency, California, Revenue Bonds,
            Series F, (AMBAC),
            5.650%, 07/01/2003....................................       369,306
    250,000 Northern California Power Agency, Public Power Revenue
            Bonds, Geothermal Project, Series A, (AMBAC),
            5.500%, 07/01/2005....................................       273,080
    125,000 Northern California Power Agency, Public Power Revenue
            Bonds, Series A, (AMBAC),
            5.600%, 07/01/2006....................................       139,091
    250,000 Novato, California, General Obligation Bonds, Series
            A, (MBIA),
            6.250%, 08/01/2007....................................       292,128
  1,100,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 1st Senior,
            (AMBAC),
            6.000%, 02/15/2008....................................     1,253,659

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




 Principal                                                            Value
   Amount                                                           (Note 1)
 ----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)
 $1,000,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 2nd Senior,
            (FGIC),
            6.000%, 02/15/2007...................................   $1,130,180
    250,000 Sacramento County, California, Certificates of
            Participation, Pubic Facilities Project, (MBIA),
            4.875%, 02/01/2005...................................      265,710
    255,000 Sacramento, California, City Financing Authority
            Lease Revenue Bonds, Series A, (AMBAC),
            5.050%, 11/01/2006...................................      279,069
    300,000 San Bernardino County, California, Certificates of
            Participation, Medical Center Financing Project,
            (MBIA),
            5.500%, 08/01/2007...................................      332,535
    255,000 San Bernardino County, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A, (MBIA),
            4.625%, 03/01/2005...................................      269,351
  1,000,000 San Diego County, California, Certificates of
            Participation, (AMBAC),
            5.000%, 11/01/2011...................................    1,086,250
    250,000 San Diego, California, General Obligation Bonds,
            Public Safety Communication Project,
            6.500%, 07/15/2008...................................      293,603
    175,000 San Diego, California, Open Space Park General
            Obligation Bonds,
            5.500%, 01/01/2004...................................      185,397
    300,000 San Diego, California, Public Facilities Financing
            Authority Revenue Bonds, Series B, (FGIC),
            5.000%, 05/15/2008...................................      325,542
    750,000 San Diego, California, Metropolitan Transit
            Development Board Authority Revenue Bonds,
            5.100%, 09/01/2003...................................      787,590
    875,000 San Francisco, California, Bay Area Rapid Transit
            District, Sales Tax Revenue Bonds,
            5.500%, 07/01/2007...................................      973,481
    680,000 San Francisco, California, City & County General
            Obligation Bonds, Series 1, (FGIC),
            4.500%, 06/15/2005...................................      718,372
  1,500,000 San Francisco, California, City & County Airports
            Commission Airport Revenue Bonds, 2nd Series, Issue
            20, (MBIA),
            5.000%, 05/01/2006...................................    1,615,410

 Principal                                                              Value
   Amount                                                             (Note 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- (continued)
 $1,020,000 San Francisco, California, City & County Parking
            Authority Revenue Bonds, Parking Meter Project, Series
            1, (FGIC),
            4.000%, 06/01/2006....................................    $1,062,677
    325,000 San Francisco, California, City & County Revenue
            Bonds, Series A,
            6.500%, 11/01/2004....................................       359,596
    625,000 San Jose, California, Redevelopment Agency Tax
            Allocation Bonds, Merged Area Redevelopment Project,
            (AMBAC),
            4.750%, 08/01/2005....................................       667,050
    500,000 San Jose, California, Redevelopment Agency Tax
            Allocation Bonds, Merged Area Redevelopment Project,
            (AMBAC),
            5.000%, 08/01/2007....................................       543,880
    300,000 San Mateo County, California, Joint Powers Financing
            Authority Revenue Bonds, San Mateo County Health Care
            Center, Series A, (FSA),
            5.600%, 07/15/2004....................................       322,329
    750,000 San Mateo County, California, Transportation District,
            Sales Tax Revenue Bonds, Series A, (FSA),
            5.000%, 06/01/2009....................................       815,535
    500,000 San Mateo County, California, Transportation Authority
            Revenue Bonds, Series A, (MBIA),
            4.200%, 06/01/2004....................................       519,120
    150,000 Santa Barbara County, California, Local Transportation
            Authority Revenue Bonds, (FGIC),
            4.900%, 04/01/2006....................................       158,268
    175,000 Santa Clara County, California, Financing Authority,
            Series A, (AMBAC),
            4.300%, 11/15/2003....................................       182,002
    500,000 Santa Clara County, California, Transportation
            District, Sales Tax Revenue Bonds, Series A,
            4.500%, 06/01/2006....................................       530,590
  1,000,000 Southern California Public Power Authority Revenue
            Bonds, Series A, (MBIA),
            5.250%, 07/01/2009....................................     1,103,930
  1,000,000 University of California Revenue Bonds, Multi-Purpose
            Projects, Series A, (MBIA),
            6.000%, 09/01/2002....................................     1,033,520
    600,000 University of California Revenue Bonds, Multi-Purpose
            Projects, Series F, (FGIC),
            5.000%, 09/01/2008....................................       645,894

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




 Principal                                                            Value
   Amount                                                           (Note 1)
 ----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)
 $  500,000 Ventura County, California, Community College
            District Certificates of Participation, Financing
            Project, (AMBAC),
            4.000%, 12/01/2002...................................  $   509,960
    250,000 West Basin, California, Municipal Water District
            Certificates of Participation, Series A, (AMBAC),
            3.875%, 08/01/2002...................................      253,328
                                                                   -----------
                                                                    46,673,459
                                                                   -----------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 15.27%
    100,000 California Educational Facilities Authority Revenue
            Bonds, Santa Clara University Project, (MBIA),
            4.900%, 09/01/2006
            (Escrowed to Maturity)...............................      108,948
    150,000 California Educational Facilities Authority Revenue
            Bonds, Stanford University Project, Series J,
            5.900%, 11/01/2003
            (Prerefunded 11/01/2001 @ 102).......................      153,428
    300,000 California State Public Works Board Lease Revenue
            Bonds, Secretary of State, Series A,
            6.750%, 12/01/2012
            (Prerefunded 12/01/2002 @ 102).......................      321,654
    260,000 California State Public Works Board Lease Revenue
            Bonds, Various California State University Projects,
            Series A,
            6.625%, 10/01/2010
            (Prerefunded 10/01/2002 @ 102).......................      276,531
    200,000 California State Public Works Board Lease Revenue
            Bonds, Various University of California Projects,
            Series A, (AMBAC), 6.400%, 12/01/2016
            (Prerefunded 12/01/2002 @ 102).......................      213,638
    200,000 California State Public Works Board Lease Revenue
            Bonds, Various University of California Projects,
            Series A,
            6.600%, 12/01/2022
            (Prerefunded 12/01/2002 @ 102).......................      214,094
    750,000 California State, General Obligation Bonds, (FGIC),
            6.000%, 08/01/2019
            (Prerefunded 08/01/2004 @ 102).......................      834,750
  1,305,000 California State, General Obligation Bonds,
            5.900%, 04/01/2023
            (Prerefunded 04/01/2003 @ 102).......................    1,398,856

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (continued)
 $  500,000 Central Coast Water Authority, California, Revenue
            Bonds, State Water Project, (AMBAC),
            6.600%, 10/01/2022
            (Prerefunded 10/01/2002 @ 102).......................   $   531,670
    250,000 East Bay, California, Municipal Utility District
            Revenue Bonds, (AMBAC),
            6.375%, 06/01/2021
            (Prerefunded 12/01/2001 @ 102).......................       256,668
  1,000,000 Long Beach, California, Water Revenue Bonds,
            6.250%, 05/01/2024
            (Prerefunded 05/01/2004 @ 102).......................     1,111,260
    175,000 Los Angeles County, California, Transportation
            Commission Sales Tax Revenue Bonds, Series A, 6.750%,
            07/01/2019
            (Prerefunded 07/01/2002 @ 102).......................       184,378
    125,000 Los Angeles, California, Department of Water & Power
            Revenue Bonds, (AMBAC),
            4.600%, 08/15/2006
            (Escrowed to Maturity)...............................       131,364
    125,000 Los Angeles, California, Department of Water & Power
            Revenue Bonds, (AMBAC),
            4.600%, 08/15/2006
            (Prerefunded 08/15/2003 @ 102).......................       132,616
    125,000 Northern California Power Agency, Public Power
            Revenue Bonds, Series A, (AMBAC),
            5.600%, 07/01/2006
            (Escrowed to Maturity)...............................       139,678
    750,000 Richmond, California, Redevelopment Agency Tax
            Allocation Bonds, Harbour Redevelopment Project,
            (FSA), 7.000%, 07/01/2009
            (Prerefunded 07/01/2002 @ 102).......................       791,565
    400,000 Sacramento County, California, Sanitation District
            Revenue Bonds, 5.500%, 12/01/2005
            (Escrowed to Maturity)...............................       443,788
    825,000 San Bernardino County, California, Certificates of
            Participation, Medical Center Financing Project,
            Series A, (MBIA),
            5.500%, 08/01/2022
            (Prerefunded 08/01/2005 @ 102).......................       923,332
    500,000 San Francisco, California, Bay Area Rapid Transit
            District, Sales Tax Revenue Bonds, (FGIC),
            5.500%, 07/01/2020
            (Prerefunded 07/01/2005 @ 101).......................       554,040

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (continued)
 $  250,000  Santa Monica-Malibu, Unified School District,
             California, General Obligation Bonds, Public School
             Facilities Reconstruction Projects,
             5.500%, 08/01/2015
             (Prerefunded 08/01/2003 @ 102).....................    $   269,025
                                                                    -----------
                                                                      8,991,283
                                                                    -----------
 Shares
 ------
 Other Investments -- 5.84%
  1,270,583  Federated California Money Fund....................      1,270,583
  2,167,219  Provident California Money Fund....................      2,167,219
                                                                    -----------
                                                                      3,437,802
                                                                    -----------

 TOTAL INVESTMENTS
 (Cost $56,966,259*).......................................  100.40% $59,102,544
 OTHER ASSETS AND LIABILITIES
  (NET)....................................................   (0.40)    (234,147)
                                                             ------  -----------
 NET ASSETS................................................  100.00% $58,868,397
                                                             ======  ===========

--------
*Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors,to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 2001, approximately, 15% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.
 At September 30, 2001, approximately, 100% of the net assets are invested in California municipal securities, respectively. Economic changes affecting the state and certain of it public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Tax-Exempt Fund currently offers shares in seven managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accounts (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolios adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements. The financial statements for the remaining portfolios of Excelsior Tax-Exempt Fund and Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

  (a) Portfolio valuation:

    Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Dividends and distributions to shareholders:

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (d) Federal taxes:

    It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2001, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                       Expiration Date March 31,
                                     ------------------------------
                                       2003      2008       2009      Total
                                     -------- ---------- ---------- ----------
   Long-Term Tax-Exempt Fund........      --  $1,690,000 $3,700,000 $5,390,000
   Intermediate-Term Tax-Exempt
    Fund............................      --      18,000  2,614,000  2,632,000
   Short-Term Tax-Exempt Securities
    Fund............................ $319,000     66,000    436,000    821,000
   New York Intermediate-Term Tax-
    Exempt Fund.....................      --   1,353,000    560,000  1,913,000

    At September 30, 2001, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                      Tax Basis     Tax Basis    Net Unrealized
                                      Unrealized    Unrealized    Appreciation
                                     Appreciation (Depreciation) (Depreciation)
                                     ------------ -------------- --------------
   Long-Term Tax-Exempt Fund.......  $ 1,835,781    $(561,709)    $ 1,274,072
   Intermediate-Term Tax-Exempt
    Fund...........................   15,129,448         (122)     15,129,326
   Short-Term Tax-Exempt Securities
    Fund...........................    1,178,166       (9,254)      1,168,912
   New York Intermediate Tax-Exempt
    Fund...........................    6,414,766          --        6,414,766
   California Tax-Exempt Income
    Fund...........................    2,140,969       (4,684)      2,136,285

  (e) Expense allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. U.S. Trust has delegated the daily management of the security holdings of the California Tax-Exempt Income Fund to U.S. Trust Company, N.A. ("U.S. Trust, N.A."). For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, 0.35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and 0.50% of the average daily net assets of each of New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. U.S. Trust, N.A. is compensated only by U.S. Trust and receives no fee directly from California Tax-Exempt Income Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust, N.A. is a national bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Fund, and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as administrators for Excelsior Tax-Exempt Fund pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. Effective June 4, 2001, and until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

Long-Term Tax-Exempt Fund............................................. $ 43,641
Intermediate-Term Tax-Exempt Fund.....................................  120,935
Short-Term Tax Exempt Securities Fund.................................   32,640
New York Intermediate-Term Tax-Exempt Fund............................   52,734
California Tax-Exempt Income Fund.....................................   18,514

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

Long-Term Tax-Exempt Fund................................................. 0.80%
Intermediate-Term Tax-Exempt Fund......................................... 0.65%
Short-Term Tax Exempt Securities Fund..................................... 0.60%
New York Intermediate-Term Tax-Exempt Fund................................ 0.80%
California Tax-Exempt Income Fund......................................... 0.50%

  For the six months ended September 30, 2001, no reimbursements were required pursuant to the above except with regard to California Tax-Exempt Income Fund for which U.S. Trust waived investment advisory fees totaling $42,868.

  Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust by the Portfolios amounted to $334,011 for the six months ended September 30, 2001. U.S. Trust has voluntarily agreed to waive investment advisory and administrative fees payable by each Portfolio in an amount equal to the administrative servicing fee expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001, U.S. Trust waived investment advisory and administrative fees in amounts equal to administrative servicing fees for the Portfolios as follows:

Long-Term Tax-Exempt Fund............................................. $ 47,612
Intermediate-Term Tax-Exempt Fund.....................................  143,224
Short-Term Tax-Exempt Securities Fund.................................   25,605
New York Intermediate-Term Tax-Exempt Fund............................   33,528
California Tax-Exempt Income Fund.....................................   84,042

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Effective September 5, 2001, each Independent Director of the Portfolios receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Prior to September 5, 2001, each Independent Director of the Portfolios received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee.

3. Purchases and Sales of Securities

  For the six months ended September 30, 2001, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
Long-Term Tax-Exempt Fund............................ $ 29,458,000 $ 33,797,200
Intermediate-Term Tax-Exempt Fund....................  150,861,200  152,306,200
Short-Term Tax-Exempt Fund...........................   62,842,620   38,125,540
New York Intermediate-Term Tax-Exempt Fund...........  104,242,050   10,592,350
California Tax-Exempt Income Fund....................    2,664,865          --

4. Common Stock

  Excelsior Tax-Exempt Fund currently has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 500 million shares each of Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund, and California Tax-Exempt Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

                                      Long-Term Tax-Exempt Fund
                            -------------------------------------------------
                               Six Months Ended             Year Ended
                                   09/30/01                  03/31/01
                            ------------------------  -----------------------
                              Shares       Amount       Shares      Amount
                            ----------  ------------  ----------  -----------
Sold.......................  1,555,152  $ 14,828,912   5,655,280  $52,947,087
Issued as reinvestment of
 dividends.................     38,183       366,480     112,184    1,032,818
Redeemed................... (2,433,989)  (23,312,831) (5,252,480) (48,280,155)
                            ----------  ------------  ----------  -----------
Net Increase (Decrease)....   (840,654) $ (8,117,439)    514,984  $ 5,699,750
                            ==========  ============  ==========  ===========

                                  Intermediate-Term Tax-Exempt Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  9,772,238  $ 93,376,022  11,608,395  $108,051,249
Issued as reinvestment of
 dividends................     45,855       439,221      77,882       722,196
Redeemed.................. (6,330,015)  (60,496,809) (8,349,730)  (76,945,832)
                           ----------  ------------  ----------  ------------
Net Increase..............  3,488,078  $ 33,318,434   3,336,547  $ 31,827,613
                           ==========  ============  ==========  ============
                                Short-Term Tax-Exempt Securities Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  6,882,674  $ 49,413,077   5,990,897  $ 42,625,010
Issued as reinvestment of
 dividends................     12,093        86,724      21,357       151,126
Redeemed.................. (2,575,261)  (18,503,523) (2,087,916)  (14,732,858)
                           ----------  ------------  ----------  ------------
Net Increase..............  4,319,506  $ 30,996,278   3,924,338  $ 28,043,278
                           ==========  ============  ==========  ============
                             New York Intermediate-Term Tax-Exempt Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/00
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  4,193,885  $ 37,069,509   4,294,998  $ 36,747,745
Issued as reinvestment of
 dividends................     24,062       212,948      41,353       354,246
Redeemed.................. (2,058,539)  (18,231,277) (3,129,431)  (26,728,294)
                           ----------  ------------  ----------  ------------
Net Increase..............  2,159,408  $ 19,051,180   1,206,920  $ 10,373,697
                           ==========  ============  ==========  ============
                                  California Tax-Exempt Income Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/00
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  1,298,347  $  9,540,606   1,523,326  $ 10,965,705
Issued as reinvestment of
 dividends................      2,929        21,473       4,926        35,356
Redeemed..................   (828,908)   (6,048,644) (3,249,014)  (23,392,003)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...    472,368  $  3,513,435  (1,720,762) $(12,390,942)
                           ==========  ============  ==========  ============

5. Organization Costs:

  Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2001, the Portfolios had no borrowings under the agreement.